ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2024
Parent Company [Member]
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED BALANCE SHEETS
(In thousands, except share and per share data)

	December 31,
	2024	2023
ASSETS
Current assets:
Cash and cash equivalents	$114,678	$61,345
Receivables from affiliated companies	1,972	1,064
Receivables from subsidiaries	177,384	198,910
Prepaid expenses and other current assets	4,584	8,619

Total current assets	298,618	269,938

Receivables from subsidiaries	674,394	673,729

Total assets	$973,012	$943,667

LIABILITIES AND SHAREHOLDERS’ DEFICIT
Current liabilities:
Accrued expenses and other current liabilities	$2,811	$7,954
Income tax payable	12,621	12,536
Payables to an affiliated company	—	103
Payables to subsidiaries	249,130	268,656

Total current liabilities	264,562	289,249

Investments deficit in subsidiaries	596,976	511,449
Other long-term liabilities	28	54
Payables to subsidiaries	1,437,906	1,430,195

Total liabilities	2,299,472	2,230,947

Shareholders’ deficit:
Ordinary shares, par value $0.01; 7,300,000,000 shares authorized; 1,351,540,382 and 1,404,679,067 shares issued; 1,259,138,299 and 1,311,270,775 shares outstanding, respectively	13,515	14,047
Treasury shares, at cost; 92,402,083 and 93,408,292 shares, respectively	(216,626)	(255,068)
Additional paid-in capital	2,985,730	3,109,212
Accumulated other comprehensive losses	(95,750)	(98,599)
Accumulated losses	(4,013,329)	(4,056,872)

Total shareholders’ deficit	(1,326,460)	(1,287,280)

Total liabilities and shareholders’ deficit	$973,012	$943,667

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED STATEMENTS OF OPERATIONS
(In thousands)

	Year Ended December 31,
	2024	2023	2022
Operating revenues	$18,758	$84,130	$15,340

Operating costs and expenses:
General and administrative	(29,867)	(34,342)	(50,532)
Property charges and other	(14)	(1,244)	(406)

Total operating costs and expenses	(29,881)	(35,586)	(50,938)

Operating (loss) income	(11,123)	48,544	(35,598)

Non-operating income (expenses):
Interest income	49,243	4,991	16,151
Interest expense	(12,901)	(19,366)	(3,165)
Foreign exchange (losses) gains, net	(414)	1,496	7,437
Other income, net	7,174	7,302	11,220
Share of results of subsidiaries	11,657	(358,767)	(922,771)

Total non-operating expenses, net	54,759	(364,344)	(891,128)

Income (loss) before income tax	43,636	(315,800)	(926,726)
Income tax expense	(93)	(11,120)	(3,800)

Net income (loss)	$43,543	$(326,920)	$(930,526)

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(In thousands)

	Year Ended December 31,
	2024	2023	2022
Net income (loss)	$43,543	$(326,920)	$(930,526)
Other comprehensive income (loss):
Foreign currency translation adjustments	2,849	13,370	(35,961)

Other comprehensive income (loss)	2,849	13,370	(35,961)

Total comprehensive income (loss)	$46,392	$(313,550)	$(966,487)

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED STATEMENTS OF CASH FLOWS
(In thousands)

	Year Ended December 31,
	2024	2023	2022
Cash flows from operating activities:
Net cash provided by operating activities	$198,077	$70,894	$86,252

Cash flows from investing activities:
Payments of advances to subsidiaries	(20,275)	(528,794)	(215,613)
Proceeds from advances repayment from subsidiaries	7,823	75,041	—
Proceeds from loan repayment from an affiliated company	—	200,000	—
Proceeds from transfer of intangible asset	—	519,000	—
Payment of loan to an affiliated company	—	—	(200,000)

Net cash (used in) provided by investing activities	(12,452)	265,247	(415,613)

Cash flows from financing activities:
Repurchase of shares	(112,292)	(169,836)	(189,161)
Repayments of loans or advances from subsidiaries	(20,000)	(270,593)	—
Proceeds from loans or advances from subsidiaries	—	158,000	521,860
Proceeds from exercise of share options	—	226	—

Net cash (used in) provided by financing activities	(132,292)	(282,203)	332,699

Increase in cash and cash equivalents	53,333	53,938	3,338
Cash and cash equivalents at beginning of year	61,345	7,407	4,069

Cash and cash equivalents at end of year	$114,678	$61,345	$7,407